REVERSE RECAPITALIZATION - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 31, 2023	Aug. 30, 2022	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jan. 30, 2023	Dec. 31, 2022
Business Combination [Line Items]
Common stock, shares issued	783,098			20,274,238		922,362		70,292,737
Common stock, shares outstanding	783,098			20,274,238		922,362		70,292,737
Granted, outstanding vested and unvested shares, options				218,430		188,865		135,511
Options, exercisable				143,214				95,254
Proceeds from business combination				$ 3,200,000
Proceeds from reverse recapitalization						$ 3,243,079
Restricted Stock Units (RSUs) [Member]
Business Combination [Line Items]
Granted, outstanding vested and unvested shares, RSUs				4,562		22,213		2,418
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Combination [Line Items]
Common stock, shares outstanding	28,750
Sponsor shares forfeited	8,355,393
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member]
Business Combination [Line Items]
Shares transferred	3,750
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member]
Business Combination [Line Items]
Shares transferred	1,250
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Private Placement | Sponsor
Business Combination [Line Items]
Cancellation of warrants	9,700,000
Services Agreement With Anzu Partners [Member]
Business Combination [Line Items]
Payment to business combination		$ 500,000
Warrant with strike price		$ 0.01
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, shares issued				2,388,905		2,388,905		2,188,905				23,237,703
Preferred stock, shares outstanding				2,388,905		2,388,905		2,188,905				23,237,703
Conversion of shares	1,361,787
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Combination [Line Items]
Preferred stock, shares outstanding	650,000
Common Stock [Member]
Business Combination [Line Items]
Common stock deemed value per share	$ 400
Equity awards, shares outstanding			963,314	20,274,238	[1],[2]	922,362	[1],[2]	70,292,737	48,833,664	3,247,323		138,922	[1],[2]
Equity awards, shares	91,899		40,000	40,000	[1],[2]
Conversion of preferred stock in to common stock	580,943
Conversion of stock	138,922
Common stock after conversion	29,189
Conversion of shares	34,045					32,500	[1],[2]
Options, exercisable	78,332
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Business Combination [Line Items]
Granted, outstanding vested and unvested shares, RSUs	13,568
Preferred Stock [Member] | Services Agreement With Anzu Partners [Member]
Business Combination [Line Items]
Number of outstanding warrants to purchase shares		500,000
Legacy Nuburu [Member]
Business Combination [Line Items]
Common stock, shares issued	10,782,091
Common stock, shares outstanding	10,782,091										2,642,239
Preferred stock, shares issued	40,392,723
Preferred stock, shares outstanding	40,392,723
Equity awards, shares issued	7,132,467
Equity awards, shares outstanding	7,132,467
Granted, outstanding vested and unvested shares, options											6,079,467
Transaction expenses				$ 3,200,000
Legacy Nuburu [Member] | Restricted Stock Units (RSUs) [Member]
Business Combination [Line Items]
Granted, outstanding vested and unvested shares, RSUs											1,053,000
Legacy Nuburu [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, shares issued	15,478
Legacy Nuburu [Member] | Common Stock [Member]
Business Combination [Line Items]
Common stock deemed value per share	$ 400
Number of outstanding warrants to purchase shares	4,000,000
Tailwind [Member]
Business Combination [Line Items]
Transaction expenses				$ 2,500,000
Tailwind [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, shares issued	316,188
Tailwind [Member] | Class B Common Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Combination [Line Items]
Sponsor shares forfeited	8,355,393
Lincoln Park [Member] | Purchase Agreement [Member]
Business Combination [Line Items]
Stock repurchase program, period in force	48 months
Number of share issued	5,000
Lincoln Park [Member] | Purchase Agreement [Member] | Maximum [Member]
Business Combination [Line Items]
Purchase of common stock	$ 100,000,000

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.